ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
13.
ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the followings:

	As of December 31,
	2023	2024
	RMB	RMB
Deposits*	309,832	266,870
Accrued expenses	313,041	467,032
Deferred tax liabilities	40,115	70,450
Others	57,550	62,057
	720,538	866,409

*The balances represent deposits held by the Group related to the back-to-back guarantee service from the third-party companies.